ABERDEEN FUNDS

Supplement to the Aberdeen Funds Statement of Additional Information
dated June 23, 2008, as amended October 2, 2008

The following replaces the section titled “Portfolio Managers” under “Investment Advisory and Other Services” and “Appendix C-Portfolio Managers-Other Managed Accounts”:

Portfolio Managers

     Appendix C contains the following information regarding the portfolio manager(s) identified in the Fund’s Prospectus: (i) a description of the portfolio manager’s compensation structure and (ii) information regarding other accounts managed by the portfolio manager and potential conflicts of interest that might arise from the management of multiple accounts. Information relating to each portfolio manager’s ownership in the Funds contained in this SAI that he or she manages, as of August 31, 2008, is set forth in the chart below.

Portfolio Manager	Portfolio Managed	Dollar Range of Portfolio Shares Owned
Paul Atkinson	Select Equity Fund	$0
	Select Small Cap Fund	$0
	Small Cap Fund	$0
	Small Cap Value	$0
Christopher Baggini	Select Growth Fund	$50,001-$100,000
	Equity Long-Short Fund	$0
	Small Cap Growth Fund	$1-$10,000
Ralph Bassett	Select Equity Fund	$0
	Select Small Cap Fund	$0
	Technology and Communications Fund	$1-$10,000
	Natural Resources Fund	$0
	Small Cap Fund	$0
	Small Cap Value Fund	$0
Douglas Burtnick	Health Sciences Fund	$1-$10,000
	Global Financial Services Fund	$1-$10,000
	Select Growth Fund	$0
	Equity Long-Short Fund	$50,001-$100,000
	Small Cap Growth Fund	$0
Joseph Cerniglia	Hedged Core Equity Fund	$1-$10,000
	Small Cap Opportunities Fund	$1-$10,000
Richard Fonash	Optimal Allocations Fund: Defensive	$0
	Optimal Allocations Fund: Growth	$0
	Optimal Allocations Fund: Moderate	$0
	Optimal Allocations Fund: Moderate Growth	$0
	Optimal Allocations Fund: Specialty	$0

Portfolio Manager	Portfolio Managed	Dollar Range of Portfolio Shares Owned
Jason Kotik	Select Equity Fund	$0
	Select Small Cap Fund	$0
	Natural Resources Fund	$0
	Small Cap Growth Fund	$0
	Select Growth Fund	$0
	Equity Long-Short Fund	$0
	Small Cap Fund	$0
	Small Cap Value Fund	$0
Michael J. Manzo	Select Small Cap Fund	$0
	Small Cap Fund	$0
	Small Cap Value Fund	$0
Robert Mattson	Technology and Communications Fund	$0
Allison Mortensen	Optimal Allocations Fund: Defensive	$0
	Optimal Allocations Fund: Growth	$0
	Optimal Allocations Fund: Moderate	$0
	Optimal Allocations Fund: Moderate Growth	$0
	Optimal Allocations Fund: Specialty	$0
Stuart Quint	Select Equity Fund	$0
	Select Small Cap Fund	$0
	Global Financial Services Fund	$0
Jean Rhee	Health Sciences Fund	$0
Shahreza Yusof	Select Equity Fund	$0
	Select Small Cap Fund	$0
Joe O’Connor	Select Mid Cap Growth Fund	$0
Charles Awdry	China Opportunities Fund	$0
Brian O’Neill	International Equity Fund	$0
Christopher Palmer	Developing Markets Fund	$0
Neil Rogan	Select Worldwide Fund	$0
Ben Walker	International Equity Fund	$0
	Global Utilities Fund	$0
Karl Knas	Select Small Cap Fund	$0
Carl Wilk	Select Small Cap Fund	$0
Frank Biondo	Tax-Free Income Fund	$0
Lori A. Cohane	Tax-Free Income Fund	$0

OTHER MANAGED ACCOUNTS

     The following chart summarizes information regarding accounts for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into the following three categories: (1) mutual funds; (2) other pooled investment vehicles; and (3) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is provided separately. The figures in the chart for the category of “mutual funds” only include those Funds listed under each portfolio manager’s name in the opposite column that were managed by the portfolio manager as of August 31, 2008.

Name of Portfolio Manager/Aberdeen Funds Managed	Number of Accounts Managed by Each Portfolio Manager and Total Assets by Category (as of August 31, 2008)
Aberdeen Asset Management
Paul Atkinson Select Equity Fund Select Small Cap Fund Small Cap Fund Small Cap Value Fund	Mutual Funds: 2 accounts, $48,015,350 total assets Other Pooled Investment Vehicles: 6 accounts, $812,160,754 total assets Other Accounts: 2 accounts, $68,337,459 total assets
Christopher Baggini Select Growth Fund Equity Long-Short Fund Small Cap Growth Fund	Mutual Funds: 6 accounts, $642,970,250 total
assets (1 account, $50,878,692 total assets for
which the advisory fee is based on
performance)
Other Pooled Investment
Vehicles: 1 account, $3,175,994 total assets
(the advisory fee is based on performance)
Other Accounts: 1 account, $14,304,485 total
assets
Ralph Bassett Select Equity Fund Select Small Cap Fund Technology and Communications Fund Natural Resources Fund Small Cap Fund Small Cap Value Fund	Mutual Funds: 4 accounts, $105,443,816 total assets Other Pooled Investment Vehicles: 4 accounts, $767,020,771 total assets Other Accounts: 2 accounts, $68,337,459 total assets
Douglas Burtnick Health Sciences Fund Global Financial Services Fund Select Growth Fund Equity Long-Short Fund Small Cap Growth Fund	Mutual Funds: 9 accounts, $774,321,000 total
assets (3 accounts, $138,421,625 total assets
for which the advisory fee is based on
performance)
Other Pooled Investment
Vehicles: 1 account, $3,175,994 total assets
(for which the advisory fee is based on
performance)
Other Accounts: 1 account, $14,304,485 total
assets
Joseph Cerniglia Hedged Core Equity Fund Small Cap Opportunities Fund	Mutual Funds: 4 accounts, $2,619,717,868 total assets Other Pooled Investment Vehicles: 0 accounts, $0 total assets Other Accounts: 2 accounts, $56,740,220 total assets
Richard Fonash Optimal Allocations Fund: Defensive Optimal Allocations Fund: Growth Optimal Allocations Fund: Moderate Optimal Allocations Fund: Moderate Growth Optimal Allocations Fund: Specialty	Mutual Funds: 5 accounts, $207,451,096 total assets Other Pooled Investment Vehicles: 0 accounts, $0 total assets Other Accounts: 0 accounts, $0 total assets

Name of Portfolio Manager/Aberdeen Funds Managed	Number of Accounts Managed by Each Portfolio Manager and Total Assets by Category (as of August 31, 2008)
Jason Kotik Select Equity Fund Select Small Cap Fund Natural Resources Fund Small Cap Growth Fund Select Growth Fund Equity Long-Short Fund Small Cap Fund Small Cap Value Fund	Mutual Funds: 4 accounts, $191,989,535 total assets Other Pooled Investment Vehicles: 0 accounts, $0 total assets Other Accounts: 0 accounts, $0 total assets
Michael J. Manzo Select Small Cap Fund Small Cap Fund Small Cap Value Fund	Mutual Funds: 2 accounts, $601,332,286 total assets Other Pooled Investment Vehicles: 0 accounts, $0 total assets Other Accounts: 0 accounts, $0 total assets
Robert Mattson Technology and Communications Fund	Mutual Funds: 2 accounts, $57,433,466 total assets Other Pooled Investment Vehicles: 0 accounts, $0 total assets Other Accounts: 0 accounts, $0 total assets
Allison Mortensen Optimal Allocations Fund: Defensive Optimal Allocations Fund: Growth Optimal Allocations Fund: Moderate Optimal Allocations Fund: Moderate Growth Optimal Allocations Fund: Specialty	Mutual Funds: 5 accounts, $207,451,096 total assets Other Pooled Investment Vehicles: 0 accounts, $0 total assets Other Accounts: 0 accounts, $0 total assets
Stuart Quint Select Equity Fund Select Small Cap Fund Global Financial Services Fund	Mutual Funds: 4 accounts, $138,392,873 total
assets (for which the advisory fee is based on
performance)
Other Pooled Investment Vehicles: 0
accounts, $0 total assets
Other Accounts: 0 accounts, $0 total assets
Jean Rhee Health Sciences Fund	Mutual Funds: 2 accounts, $98,337,021 total assets Other Pooled Investment Vehicles: 0 accounts, $0 total assets Other Accounts: 0 accounts, $0 total assets
Shahreza Yusof Select Equity Fund Select Small Cap Fund	Mutual Funds: 2 accounts, $48,015,350 total assets Other Pooled Investment Vehicles: 0 accounts, $0 total assets Other Accounts: 0 accounts, $0 total assets
Security Investors LLC
Joe O’Connor Select Mid Cap Growth Fund	Mutual Funds: 2 accounts, $138,828,517 total assets Other Pooled Investment Vehicles: 1 account, $207,538,463 total assets Other Accounts: 15 accounts, $13,456,551 total assets

Name of Portfolio Manager/Aberdeen Funds Managed	Number of Accounts Managed by Each Portfolio Manager and Total Assets by Category (as of August 31, 2008)
Gartmore Global Partners
Charles Awdry China Opportunities Fund	Mutual Funds: 1 account, $60,702,337 total assets Other Pooled Investment Vehicles: 1 account, $984,502,148 total assets Other Accounts: 0 accounts, $0 total assets
Brian O’Neill International Equity Fund	Mutual Funds: 2 accounts, $498,190,644 total
assets (l account, $93,134,146 total assets for
which the advisory fee is based on
performance)
Other Pooled Investment
Vehicles: 3 accounts, $462,852,474 total
assets
Other Accounts: 1 account, $20,153,625 total
assets
Christopher Palmer Developing Markets Fund	Mutual Funds: 4 accounts, $856,721,086 total
assets (2 accounts, $581,538,213 total assets
for which the advisory fee is based on
performance)
Other Pooled Investment
Vehicles: 6 accounts, $2,687,844,479 total
assets
Other Accounts: 8 accounts, $869,065,727
total assets (7 accounts, $565,730,704 total
assets for which the advisory fee is based on
performance)
Neil Rogan Select Worldwide Fund	Mutual Funds: 3 accounts, $199,808,765 total
assets (1 account, $35,182,986 total assets for
which the advisory fee is based on
performance)
Other Pooled Investment
Vehicles: 5 accounts, $1,765,328,099 total
assets
Other Accounts: 9 accounts, $1,703,524,644
total assets (4 accounts, $782,790,602 total
assets for which the advisory fee is based on
performance)
Ben Walker International Equity Fund Global Utilities Fund	Mutual Funds: 4 accounts, $560,685,864 total
assets (2 accounts, $134,635,806 total assets
for which the advisory fee is based on
performance)
Other Pooled Investment
Vehicles: 1 account, $54,171,033 total assets
Other Accounts: 4 accounts, $499,998,106
total assets (3 accounts, $479,844,480 total
assets for which the advisory fee is based on
performance)

Name of Portfolio Manager/Aberdeen Funds Managed	Number of Accounts Managed by Each Portfolio Manager and Total Assets by Category (as of August 31, 2008)
NorthPointe Capital LLC
Karl Knas Select Small Cap Fund	Mutual Funds: 2 accounts, $121,468,066 total assets (Sub-advised Funds) Other Pooled Investment Vehicles: 1 account, $20,705,897 total assets Other Accounts: 55 accounts, $1,272,426,582 total assets
Carl Wilk Select Small Cap Fund	Mutual Funds: 3 accounts, $202,247,538 total assets (Sub-advised Funds) Other Pooled Investment Vehicles: 1 account, $20,705,897 total assets Other Accounts: 48 accounts, $1,114,677,368 total assets
Credit Suisse Asset Management, LLC
Frank Biondo Tax-Free Income Fund	Mutual Funds: 0 accounts, $0 total assets Other Pooled Investment Vehicles: 0 accounts, $0 total assets Other Accounts: 377 accounts, $2.7 billion total assets
Lori A. Cohane Tax-Free Income Fund	Mutual Funds: 0 accounts, $0 total assets Other Pooled Investment Vehicles: 0 accounts, $0 total assets Other Accounts: 377 accounts, $2.7 billion total assets

Additional copies of the Prospectus and Statement of Additional Information may be obtained by calling Aberdeen Funds Shareholder Services at 866-667-9231.

THIS SUPPLEMENT IS DATED NOVEMBER 14, 2008

Please keep this supplement for future reference